Debt instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Brazilian Real	R$ 227,117,943	R$ 185,814,293	R$ 208,599,863
U.S. dollar	14,748,652	17,098,352	16,612,360
Mexican peso	2,548,055
Total	R$ 244,414,650	R$ 202,912,645	R$ 225,212,223